Registration No. 002-96605

As Filed with the Securities and Exchange Commission on July 10, 2018

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Post-Effective Amendment No. 14 to

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
OF SECURITIES OF UNIT INVESTMENT TRUSTS
 REGISTERED ON FORM N-8B-2

Independence Variable Life Separate Account
Registrant

Independence Life and Annuity Company
Depositor

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Depositor's Address

1-888-594-2654
Depositor's Telephone Number

William T. Evers
Assistant Vice President and Senior Counsel
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485.
☐on May 1, 2018 pursuant to paragraph (b) of Rule 485.
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐ on July 27, 2009 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Single Premium Variable Life Insurance Policies

Approximate date of proposed public offering:
☐ Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487.

This Amendment No. 14 to the Registration Statement on Form S-6 (the "Registration Statement") (File No. 002-96605) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 11 to the Registration Statement, which was filed on April 28, 1995. This Amendment does not otherwise delete, amend, or supersede any prospectus contained in Post-Effective Amendment No. 11 to the Registration Statement, as supplemented.

PART A

SUPPLEMENT DATED JULY 7, 2018

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
 INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective July 1, 2018, Sun Life Financial Distributors, Inc. resigned as the designated principal underwriter for the Policy and is replaced by Sun Life Institutional Distributors (U.S.) LLC.

The audited financial statements for Independence Life and Annuity Company and Independence Variable Life Separate Account are included.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SUPPLEMENT DATED APRIL 15, 2018

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
 INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective at the opening of business on May 1, 2018, Columbia Variable Portfolio – Select International Equity Fund will be named Columbia Variable Portfolio – Overseas Core Fund.
.
.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SUPPLEMENT DATED APRIL 28, 2016

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
 INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective at the close of business on April 29, 2016, Columbia Variable Portfolio – International Opportunities Fund merged into Columbia Variable Portfolio – Select International Equity and Columbia Variable Portfolio – Large Cap Growth Fund II and Columbia Variable Portfolio - Large Cap Growth Fund III merged into Columbia Variable Portfolio – Large Cap Growth Fund.

Effective on May 1, 2016, Columbia Variable Portfolio – Cash Management Fund changed its name to Columbia Variable Portfolio – Government Money Market Fund.
.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SUPPLEMENT DATED APRIL 29, 2015

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
 INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective May 1, 2015, Columbia Variable Portfolio – International Opportunity Fund will change its name to Columbia Variable Portfolio – Select International Equity Fund.
.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Independence Variable Life
Separate Account
(A Separate Account of Independence Life and Annuity Company)

Financial Statements as of and for the Year Ended
December 31, 2017 and Report of Independent Registered
Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Independence Variable Life Separate Account and the Board of Directors of Independence Life and Annuity Company (the "Sponsor"):

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, of the Columbia Variable Portfolio - Asset Allocation Fund (Class 1) Sub-Account, Columbia Variable Portfolio - Government Money Market Fund (Class 1) Sub- Account, Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1) Sub-Account, Columbia Variable Portfolio - Select International Equity Fund (Class 1) Sub-Account, Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) Sub-Account, Columbia Variable Portfolio - Small Company Growth Fund (Class 1) Sub-Account, Columbia Variable Portfolio - Strategic Income Fund (Class 1) Sub-Account, and Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) Sub-Account (collectively the "Sub-Accounts"), as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in Note 10 to the financial statements, and the related notes. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2017, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts' management. Our responsibility is to express an opinion on the Sub-Accounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial  reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the underlying mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts
April 27, 2018

We have served as the Sponsor's auditor since 2002.

ININDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT (A Separate Account of Independence Life and Annuity Company) STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2017

Assets:	Shares	Cost	Value
Investments at fair value:

Columbia Variable Portfolio - Asset Allocation Fund, (Class 1) Sub-Account (CAA)	762,367	$ 10,312,882	$ 12,327,474
Columbia Variable Portfolio – Government Money Market Fund, (Class 1) Sub-Account (FFT)	821,835	821,835	821,835
Columbia Variable Portfolio - Dividend Opportunity Fund, (Class 1) Sub-Account (CV6)	49,029	705,534	1,240,446
Columbia Variable Portfolio - Select International Equity Fund, (Class 1) Sub-Account (CV3)	87,202	1,173,899	1,369,950
Columbia Variable Portfolio - Large Cap Growth Fund, (Class 1) Sub-Account (CV5)	1,159,487	8,730,934	19,432,996
Columbia Variable Portfolio - Small Company Growth Fund, (Class 1) Sub-Account (CGA)	97,537	1,748,349	1,824,911
Columbia Variable Portfolio - Strategic Income Fund, (Class 1) Sub-Account (SIA)	199,295	1,382,820	833,052
Columbia Variable Portfolio - U.S. Government Mortgage Fund, (Class 1) Sub-Account (AAB)	309,895	3,202,373	3,207,408

Total net assets		$ 28,078,626	$ 41,058,072

The accompanying notes are an integral part of these financial statements.

ININDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT (A Separate Account of Independence Life and Annuity Company) STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2017

	Variable Life Contracts
	Units	Value
Net assets:

CAA	12,642	$ 12,327,474
FFT	84,133	821,835
CV6	73,427	1,240,446
CV3	107,322	1,369,950
CV5	908,644	19,432,996
CGA	3,723	1,824,911
SIA	2,287	833,052
AAB	290,688	3,207,408

Total net assets		$ 41,058,072

The accompanying notes are an integral part of these financial statements.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

Income:	CAA Sub-Account	FFT Sub-Account	CV6 Sub-Account

Dividend income	$ 193,993	$ 3,507	$ -
Expenses:
Mortality and expense risk charges	(70,971)	(5,058)	(8,044)
Net investment income (loss)	123,022	(1,551)	(8,044)
Net realized and change in unrealized gains:
Net realized gains on sale of investments	37,192	-	86,839
Realized gain distributions Net realized gains	11,107	-	-
	48,299	-	86,839
Net change in unrealized appreciation	1,477,963	-	85,449

Net realized and change in unrealized gains	1,526,262	-	172,288
Increase (decrease) from operations	$ 1,649,284	$ (1,551)	$ 164,244

Income:	CV3 Sub-Account	CV5 Sub-Account	CGA Sub-Account

Dividend income	$ 21,794	$ -	$ -
Expenses:
Mortality and expense risk charges	(6,817)	(109,924)	(10,108)
Net investment income (loss)	14,977	(109,924)	(10,108)
Net realized and change in unrealized gains:
Net realized gains on sale of investments	629	605,403	39,045
Realized gain distributions Net realized gains	-	-	82,371
	629	605,403	121,416
Net change in unrealized appreciation	244,462	3,833,642	307,769

Net realized and change in unrealized gains	245,091	4,439,045	429,185
Increase (decrease) from operations	$ 260,068	$ 4,329,121	$ 419,077

The accompanying notes are an integral part of these financial statements.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017

Income:	SIA Sub-Account	AAB Sub-Account

Dividend income	$ 24,406	$ 93,409
Expenses:
Mortality and expense risk charges	(4,626)	(19,151)
Net investment income (loss)	19,780	74,258
Net realized and change in unrealized gains:
Net realized gains on sale of investments	1,843	337
Realized gain distributions Net realized gains	-	2,161
	1,843	2,498
Net change in unrealized appreciation	20,410	9,196

Net realized and change in unrealized gains	22,253	11,694
Increase (decrease) from operations	$ 42,033	$ 85,952

The accompanying notes are an integral part of these financial statements.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

	CAA Sub-Account		FFT Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Operations:
Net investment income (loss)	$ 123,022	$ 186,284	$ (1,551) $ (5,511)
Net realized gains (losses)	48,299	122,156	-	-
Net change in unrealized appreciation (depreciation)	1,477,963	215,301	-	-
Net increase (decrease) from operations	1,649,284	523,741	(1,551)	(5,511)
Contract Owner Transactions:
Transfers between sub-accounts
(including the Fixed Account), net	(29,090)	(20,130)	1,196	19,207
Withdrawals, surrenders and contract charges	(604,864)	(993,852)	(59,908)	(102,159)
Contract loans	10,153	207,309	(1,506)	(51,483)
Net increase (decrease) from contract owner transactions	(623,801)	(806,673)	(60,218)	(134,435)
Total increase (decrease) in net assets	1,025,483	(282,932)	(61,769)	(139,946)

Net assets at beginning of year	11,301,991	11,584,923	883,604	1,023,550
Net assets at end of year	$ 12,327,474	$ 11,301,991	$ 821,835 $ 883,604

	CV6 Sub-Account		CV3 Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Operations:
Net investment income (loss)	$ (8,044)	$ (7,458)	$ 14,977	$ 9,436
Net realized gains (losses)	86,839	7,402	629	(8,384)
Net change in unrealized appreciation (depreciation)	85,449	151,536	244,462	(75,429)
Net increase (decrease) from operations	164,244	151,480	260,068	(74,377)
Contract Owner Transactions:
Transfers between sub-accounts
(including the Fixed Account), net	(227)	66,793	240,454	(159,748)
Withdrawals, surrenders and contract charges	(248,587)	(56,403)	(56,759)	(23,739)
Contract loans	18,178	1,446	14,408	1,248
Net increase (decrease) from contract owner transactions	(230,636)	11,836	198,103	(182,239)
Total increase (decrease) in net assets	(66,392)	163,316	458,171	(256,616)
Net assets at beginning of year	1,306,838	1,143,522	911,779	1,168,395
Net assets at end of year	$ 1,240,446	$ 1,306,838	$ 1,369,950	$ 911,779
The accompanying notes are an integral part of these financial statements.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016

	CV5 Sub-Account		CGA Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Operations:
Net investment income (loss)	$ (109,924)	$ (96,773)	$ (10,108) $ (8,986)
Net realized gains (losses)	605,403	404,614	121,416	309,801
Net change in unrealized appreciation (depreciation)	3,833,642	(236,050)	307,769	(124,517)
Net increase (decrease) from operations	4,329,121	71,791	419,077	176,298
Contract Owner Transactions:
Transfers between sub-accounts
(including the Fixed Account), net	193,848	(112,243)	122,730	(100,803)
Withdrawals, surrenders and contract charges	(1,358,514)	(833,816)	(308,599)	(48,965)
Contract loans	81,346	31,825	24,875	15,816
Net increase (decrease) from contract owner transactions	(1,083,320)	(914,234)	(160,994)	(133,952)
Total increase (decrease) in net assets	3,245,801	(842,443)	258,083	42,346
Net assets at beginning of year	16,187,195	17,029,638	1,566,828	1,524,482
Net assets at end of year	$ 19,432,996	$ 16,187,195	$ 1,824,911	$ 1,566,828

	SIA Sub-Account		AAB Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Operations:
Net investment income (loss)	$ 19,780	$ 75,102	$ 74,258	$ 72,351
Net realized gains (losses)	1,843	40,833	2,498	25,952
Net change in unrealized appreciation (depreciation)	20,410	(58,565)	9,196	(31,572)
Net increase (decrease) from operations	42,033	57,370	85,952	66,731
Contract Owner Transactions:
Transfers between sub-accounts
(including the Fixed Account), net	84,635	(13,801)	12	(22,078)
Withdrawals, surrenders and contract charges	(55,987)	(22,958)	(73,987)	(96,325)
Contract loans	(16,515)	73,747	44,675	(82,354)
Net increase (decrease) from contract owner transactions	12,133	36,988	(29,300)	(200,757)
Total increase (decrease) in net assets	54,166	94,358	56,652	(134,026)
Net assets at beginning of year	778,886	684,528	3,150,756	3,284,782
Net assets at end of year	$ 833,052	$ 778,886	$ 3,207,408	$ 3,150,756

The accompanying notes are an integral part of these financial statements.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2017

1. BUSINESS AND ORGANIZATION

Independence Variable Life Separate Account (the "Variable Account") is a separate account of Independence Life and Annuity Company (the "Sponsor"), and was established as a funding vehicle to receive and invest premium payments under variable life insurance contracts (the "Contracts") issued by the Sponsor.  There is currently one funding vehicle available to the Variable Account, the Columbia Funds Variable Insurance Trust.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Department of Insurance.

The assets of the Variable Account are divided into "Sub-Accounts". Each Sub-Account is invested in shares of a specific mutual fund (collectively the "Funds"), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

In December 2012, the Board of Directors of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") approved the extraordinary distribution of all the issued and outstanding shares of the Sponsor to an affiliate, Sun Life of Canada (U.S.) Holdings, Inc.  Sun Life (U.S.) received regulatory approval and the Sponsor was distributed effective January 1, 2013.

A summary of the commencement dates related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
FFT	April 26, 2013

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value as of December 31, 2017, and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the last in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units issued is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.

Purchase Payments
Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received. The Sponsor maintains a closed block of variable life insurance business. Therefore there are no purchase payments recorded on the Variable Account's Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the "Fixed Account".  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Federal Income Taxes
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the "Code"). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Accounting for Uncertain Tax Provisions
Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2017. The 2014 through 2017 tax years generally remain subject to examination by U.S. federal and most state tax authorities. While the final outcome of future tax examinations is not determinable, the Sponsor does not believe that any potential adjustments would be material to the Variable Account's financial statements.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of any contingencies during the period. The most significant estimate is fair value measurements of investments.  Actual results could vary from the amounts derived from management's estimates.

Subsequent events
Subsequent events were evaluated through the date of issuance of the audited financial statements, which were made available on April 27, 2018. No events were identified subsequent to December 31, 2017 that would have a material effect on the Variable Account's financial statements.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts' investments are carried at fair value.  Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 Fair Value Measurements and Disclosures requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2017, the inputs used to price the Funds are observable and the Funds represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2017. There were no transfers between levels during the period.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

4. RELATED PARTY TRANSACTIONS

The Sponsor has an administrative services agreement with its affiliate, Sun Life Assurance Company of Canada ("SLOC") under which, SLOC absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. The Sponsor also has a principal underwriter agreement with its affiliate, Sun Life Financial Distributors, Inc.

See additional related party disclosure in Note 1.

5. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the Variable Account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor.  Mortality and expense risk charges result in a reduction of unit value.  As of December 31, 2017, the deduction is at an effective annual rate of 0.60% of contract value.

Cost of Insurance Charges
The cost of insurance is deducted annually on the policy anniversary from the Variable Account and varies based on age, sex, and rating class. In general, the cost of insurance charges increase as the insured ages.  Cost of insurance charges result in a redemption of units and are included in withdrawals, surrenders and contract charges in the Statements of Changes in Net
Assets.

6. CONTRACT LOANS

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor's general account as an asset. Contract loan activity is recorded on the Variable Account's Statements of Changes in Net Assets.

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

	Purchases	Sales
CAA	$248,269	$737,942
FFT	32,247	94,015
CV6	247,199	485,880
CV3	278,378	65,298
CV5	531,621	1,724,866
CGA	403,325	492,055
SIA	148,879	116,966
AAB	141,230	94,111

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2017 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
CAA	49	728	(679)
FFT	2,982	9,144	(6,162)
CV6	16,044	30,569	(14,525)
CV3	22,171	5,395	16,776
CV5	27,752	83,168	(55,416)
CGA	737	1,121	(384)
SIA	347	321	26
AAB	4,186	6,846	(2,660)

The changes in units outstanding for the year ended December 31, 2016 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
CAA	576	1,555	(979)
FFT	8,214	21,902	(13,688)
CV6	18,471	17,478	993
CV3	2,323	20,195	(17,872)
CV5	41,543	98,153	(56,610)
CGA	345	716	(371)
SIA	259	154	105
AAB	5,086	23,964	(18,878)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding (some of which may be rounded), unit value (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:
	At December 31			For the year ended December 31
		Unit	Net	Investment	Expense	Total
	Units	Value	Assets	Income Ratio[1]	Ratio[2]	Return[3]

CAA
2017	12,642	$ 975.121	$ 12,327,474	1.64%	0.60%	14.94%
2016	13,321	848.434	11,301,991	2.24	0.60	4.73
2015	14,300	810.134	11,584,923	2.03	0.60	0.46
2014	16,678	806.372	13,448,692	2.51	0.60	9.39
2013	18,113	737.154	13,351,753	2.38	0.60	17.46
FFT
2017	84,133	9.768	821,835	0.41	0.60	(0.18)
2016	90,295	9.786	883,604	0.01	0.60	(0.59)
2015	103,983	9.843	1,023,550	0.01	0.60	(0.59)
2014	110,347	9.902	1,092,602	0.01	0.60	(0.59)
2013	134,815	9.960	1,342,750	0.01	0.60	(0.40)
CV6
2017	73,427	16.894	1,240,446	-	0.60	13.70
2016	87,952	14.859	1,306,838	-	0.60	12.99
2015	86,959	13.150	1,143,522	-	0.60	(3.23)
2014	126,125	13.589	1,713,966	-	0.60	9.42
2013	145,871	12.419	1,811,630	-	0.60	26.06
CV3
2017	107,322	12.765	1,369,950	1.92	0.60	26.76
2016	90,546	10.070	911,779	1.57	0.60	(6.56)
2015	108,418	10.777	1,168,395	1.00	0.60	4.58
2014	101,317	10.305	1,044,090	1.84	0.60	(9.01)
2013	110,017	11.326	1,246,023	1.79	0.60	21.62
CV5
2017	908,644	21.387	19,432,996	-	0.60	27.37
2016	964,060	16.791	16,187,195	-	0.60	0.63
2015	1,020,670	16.685	17,029,638	-	0.60	8.47
2014	1,109,220	15.382	17,061,788	-	0.60	13.49
2013	1,259,834	13.553	17,074,342	-	0.60	29.66
CGA
2017	3,723	490.172	1,824,911	-	0.60	28.48
2016	4,107	381.502	1,566,828	-	0.60	12.07
2015	4,478	340.438	1,524,482	-	0.60	3.21
2014	5,291	329.847	1,745,231	-	0.60	(5.21)
2013	6,960	347.964	2,421,694	0.10	0.60	39.63

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(A Separate Account of Independence Life and Annuity Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31		For the year ended December 31
		Unit	Net	Investment	Expense	Total
	Units	Value	Assets	Income Ratio[1]	Ratio[2]	Return[3]

SIA
2017	2,287	$ 364.255	$ 833,052	3.16%	0.60%	5.74%
2016	2,261	344.487	778,886	11.18	0.60	8.50
2015	2,156	317.499	684,528	35.81	0.60	(2.36)
2014	2,232	325.152	725,736	3.36	0.60	3.15
2013	3,033	315.216	955,947	4.12	0.60	(0.23)
AAB
2017	290,688	11.034	3,207,408	2.91	0.60	2.73
2016	293,348	10.741	3,150,756	2.86	0.60	2.09
2015	312,226	10.521	3,284,782	2.89	0.60	0.73
2014	374,291	10.444	3,909,040	1.92	0.60	5.28
2013	404,544	9.920	4,012,935	0.75	0.60	(2.41)

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values.

3 Ratio represents the total return for the year indicated, including changes in value of the underlying mutual fund, and expenses assessed through the reduction of units.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

Independence Life and
Annuity Company
(A Wholly-Owned Subsidiary of Sun Life
of Canada (U.S.) Holdings, Inc.)

Independent Auditors' Report,
Statutory-Basis Financial Statements as of
December 31, 2017 and 2016 and for the Years
Ended December 31, 2017, 2016 and 2015

INDEPENDENCE LIFE AND ANNUITY COMPANY
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
TABLE OF CONTENTS

Page
INDEPENDENT AUDITORS' REPORT 1

Statutory-Basis Statements of Admitted Assets, Liabilities and Capital Stock and Surplus 3

Statutory-Basis Statements of Operations 4

Statutory-Basis Statements of Changes in Capital Stock and Surplus 5

Statutory-Basis Statements of Cash Flows 6

Notes to Statutory-Basis Financial Statements 7

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Independence Life and Annuity Company
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

We have audited the accompanying statutory-basis financial statements of Independence Life and Annuity Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2017 and 2016, and the related statutory-basis statements of operations,  changes in capital stock and surplus, and cash flows for the three years in the period ended December 31, 2017, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware.  Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by Independence Life and Annuity Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the
State of Delaware.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Independence Life and Annuity Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the three years in the period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material  respects, the admitted  assets, liabilities, and capital stock and surplus of Independence Life and Annuity Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three years in the period ended December 31, 2017 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware as described in  Note 1 to the statutory-basis financial statements.

Emphasis-of-Matter

As discussed in Note 2 to the statutory-basis financial statements, the accompanying statutory-basis financial statements reflect significant balances and transactions with affiliates. The Company's admitted assets, liabilities, and capital stock and surplus and results of its operations and cash flows may have been different if these balances and transactions had been with unrelated parties.  Our opinion is not modified with respect to this matter.

/s/ Deloitte & Touche LLP

April 27, 201 8
Boston, MA

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
STATUTORY–BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL
STOCK AND SURPLUS AS OF DECEMBER 31, 2017 AND 2016

ADMITTED ASSETS		2017		2016
GENERAL ACCOUNT ASSETS:				
Debt securities	$	164,815,346	$	185,963,134
Cash, cash equivalents and short-term investments		7,803,184		7,852,758
Contract loans		12,661,310		13,799,439
Investment income due and accrued		1,392,760		1,388,782
Amounts recoverable from reinsurers		45		57,390
Funds held by or deposited with reinsured companies		2,856,011,131		2,742,464,241
Other amounts receivable under reinsurance contracts		60,271,328		39,849,486
Net deferred tax asset		317,592		578,740
Total general account assets		3,103,272,696		2,991,953,970
SEPARATE ACCOUNT ASSETS		41,058,072		36,087,877
TOTAL ADMITTED ASSETS	$	3,144,330,768	$	3,028,041,847
LIABILITIES, CAPITAL STOCK AND SURPLUS				
GENERAL ACCOUNT LIABILITIES:				
Aggregate reserve for life contracts	$	20,446,972	$	22,021,930
Liability for deposit-type contracts		96,550		123,138
Contract claims		470,031		258,869
Other amounts payable on reinsurance		59,330,610		38,865,321
Interest maintenance reserve		3,329,342		3,310,059
Commissions and expense allowances payable on reinsurance assumed		973,341		1,014,964
Current federal income taxes due or accrued		516,095		379,098
Remittances and items not allocated		42,624		-
Asset valuation reserve		613,489		610,247
Payable to parent and affiliates		139,584		76,340
Funds held under coinsurance		2,856,011,131		2,742,464,241
Other liabilities		172		14,175
Total general account liabilities		2,941,969,941		2,809,138,382
SEPARATE ACCOUNT LIABILITIES		41,058,072		36,087,877
Total liabilities		2,983,028,013		2,845,226,259
CAPITAL STOCK AND SURPLUS:				
Common capital stock, $1.00 par value - 2,500,500 shares authorized; 2,500,350 shares issued and outstanding		2,500,350		2,500,350
Gross paid in and contributed surplus		197,719,680		222,719,680
Unassigned funds		(38,917,275)		(42,404,442)
Total surplus		158,802,405		180,315,238
Total capital stock and surplus		161,302,755		182,815,588
TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$	3,144,330,768	$	3,028,041,847

See notes to statutory-basis financial statements.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
STATUTORY–BASIS STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
STATUTORY–BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
STATUTORY–BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

2017		2016		2015
CASH FROM OPERATIONS:						
Premiums collected net of reinsurance	$	(379,374)	$	(393,127)	$	(400,932)
Net investment income		5,820,511		5,887,428		4,721,815
Miscellaneous income		173,610,595		206,068,683		194,875,614
Total receipts		179,051,732		211,562,984		199,196,497
Benefits and loss related payments		2,026,552		2,215,420		4,892,315
Net transfers from Separate Accounts		(1,207,731)		(1,486,217)		(4,065,647)
Commissions and other expenses paid		173,513,641		205,950,242		195,237,020
Federal income taxes paid		1,900,424		1,856,311		1,442,190
Total payments		176,232,886		208,535,756		197,505,878
Net cash from operations		2,818,846		3,027,228		1,690,619
CASH FROM INVESTMENTS:						
Proceeds from investments sold, matured or repaid		58,438,381		134,209,117		92,175,876
Cost of investments acquired		(36,855,853)		(57,420,271)		(97,641,300)
Net decrease in contract loans		483,775		495,898		19,764
Net cash from (used in) investments		22,066,303		77,284,744		(5,445,660)
CASH FROM FINANCING AND MISCELLANEOUS SOURCES:						
Capital and paid in surplus, less treasury stock		(25,000,000)		(75,000,000)		-
Net deposits on deposit-type contracts		(26,588)		123,138		-
Other cash provided (used)		91,865		3,936		(245,933)
Net cash used in financing and miscellaneous sources		(24,934,723)		(74,872,926)		(245,933)
Net (decrease) increase in cash, cash equivalents and short-term investments		(49,574)		5,439,046		(4,000,974)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:						
Beginning of year		7,852,758		2,413,712		6,414,686
End of year	$	7,803,184	$	7,852,758	$	2,413,712

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES

During the years ended December 31, 2017, 2016, and 2015 the Company recorded the following non-cash activity:

		2017		2016		2015
Taxable and non-taxable bond exchanges	$	939,648	$	2,943,647	$	5,932,554
Accumulated policy value used to pay down contract loans		654,354		1,467,428		237,388

See notes to statutory-basis financial statements.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The Independence Life and Annuity Company (the "Company") is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") and manages a block of variable life insurance and fixed annuity policies. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial." The Company is not currently writing new direct business.

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the "Department"). The Department recognizes only statutory accounting principles prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Delaware insurance laws. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted principles by the State of Delaware.

As of December 31, 2017, 2016, and 2015, the Commissioner of the Department has not permitted the Company to use any accounting practices that would cause the Company's earnings or financial position to deviate materially from NAIC SAP.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences between NAIC SAP and GAAP that affect the Company are as follows:

•
NAIC SAP do not recognize, as assets, deferred policy acquisition costs and statutory non-admitted assets, such as prepaid expenses and receivables aged greater than 90 days. These assets are recognized under GAAP.

•
Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under GAAP, contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity would be accounted for in a manner consistent with the accounting for interest bearing or other financial instruments.

•	Actuarial assumptions and reserving methods differ under NAIC SAP and GAAP.
•	Under NAIC SAP, an asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established, but are not under GAAP.
•	Under NAIC SAP, there are certain limitations on net deferred tax assets.
•
Under NAIC SAP, fixed maturity securities are generally carried at amortized cost. Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value. Changes in unrealized gains and losses for securities classified as available-for-sale are reported net of taxes in a separate component of stockholder's equity. Changes in unrealized gains and losses on trading securities are recorded in net investment income.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

•	The statutory-basis Statements of Cash Flows include the change in cash, cash equivalents and short-term investments whereas under GAAP only the change in cash and cash equivalents is included.
•
Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated between components and are accounted for consistent with the host contract, whereas under GAAP the embedded derivative would be bifurcated from the host contract and accounted for separately unless the entire hybrid instrument is carried at fair value with changes in fair value reflected in GAAP earnings.

•
Under NAIC SAP, certain reinsurance transactions are accounted for using deposit accounting and assets and liabilities are reported net of reinsurance, whereas under GAAP, these transactions qualify for reinsurance accounting and assets and liabilities are reported gross of reinsurance.

•
GAAP requires that for certain reinsurance arrangements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets; NAIC SAP do not contain a similar requirement.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles prescribed or permitted by the Department requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could materially differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, aggregate reserves for life policies and contracts, deferred income taxes, provision for income taxes, and other-than temporary impairment ("OTTI") of investments.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments and debt securities. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The Company's cash and cash equivalents primarily include cash on hand, commercial paper and money market investments which have an original term to maturity of three months or less.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

INVESTED ASSETS

Debt Securities

Investments in debt securities including bonds, mortgage-backed securities ("MBS") and asset-backed securities ("ABS") are carried at amortized cost using the scientific method, except for those securities where the NAIC designation is 6 and the fair value is less than amortized cost, in which case they are carried at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. The designations for residential and commercial mortgage-backed securities ("RMBS" and "CMBS", respectively) were determined by comparing the insurer's carrying value divided by remaining par value to price ranges provided by the third-party vendors corresponding to each NAIC designation. Comparisons were initially made to the model based on amortized cost. Where the resulting designation was a NAIC 6, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC designation. There was no impact to surplus due to RMBS and CMBS securities placed under regulatory review.

Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable. For debt securities subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition.  If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Investments in Subsidiaries

The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Investments in subsidiaries are carried at values based on the underlying statutory equity of the investee. However, at December 31, 2017 and 2016, the equity method did not apply to the investment in Sun Life Financial (U.S.) Reinsurance Company II ("SLDE") as the investment was valued at zero based on the operating losses incurred. Application of the equity method will be discontinued until such a time that SLDE generates positive earnings in excess of cumulative losses.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTED ASSETS (CONTINUED)

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Revisions to these estimates are included in operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 ("SSAP No. 101"). Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.

The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on the Company's assessment of the realizability of such amounts.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME AND EXPENSES

The Company has no direct life premiums. Ceded and assumed life premiums are calculated based on the net amount at risk. Annuity considerations are recognized as revenue when received. Expenses are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits (the "variable separate accounts"). Contracts for which funds are invested in the variable separate accounts are individual variable life insurance contracts.
Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable separate accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable separate accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable separate accounts.

The activity of the separate accounts is not reflected in the Company's financial statements except for the following:

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.
•	The activity related to the guaranteed minimum death benefit ("GMDB") which is reflected in the Company's financial statements.
•	Premiums and withdrawals with offsetting transfers to/from the separate accounts are reflected in the Statements of Operations.
•
The dividends-received-deduction ("DRD"), which is included in the computation of the Company's income tax expense, is calculated based upon the variable separate accounts' assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2017, the Company adopted SSAP No. 2R, Cash, Drafts and Short-term Investments ("SSAP No. 2R"). Within the adoption of SSAP No. 2R, investments in money market mutual funds are now reported in cash equivalents and carried at fair value with changes in fair value recorded as unrealized gains or losses in the Statements of Operations. Exempt money market mutual funds, as identified by the NAIC Securities Valuation Office ("SVO"), are no longer considered bonds. The adoption of the statement did not have a significant impact on the financial statements of the Company.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Effective December 31, 2017, the NAIC adopted Interpretation 18-01, Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), related to the tax law passed in December 2017. See discussion of the Tax Act in Note 10. INT 18-01 provides a limited exception to the requirements in SSAP No. 9, Subsequent Events. SSAP No. 9 requires that if new information becomes available regarding estimates used to prepare the statutory basis financial statements ("Annual Statement") filed with regulatory authorities, then that new information, if it results in a material adjustment to the Annual Statement, should be reflected in audited statutory basis financial statements and an amended Annual Statement should be filed. INT 18-01 provides that material adjustments to the 2017 Annual Statement required as a result of updated estimates of the impact of the Tax Act should be included in the statutory basis statement of operations in the period when the information necessary to update the estimates becomes available. Consequently, the 2017 Annual Statement and consolidated statutory basis financial statements would not be amended for such a change in estimate.

Effective December 31, 2015, the NAIC expanded the disclosures to Statement of Statutory Accounting Principles ("SSAP") No. 69, Cash Flow Statement ("SSAP No. 69"). The revisions to SSAP No. 69 clarified that there should be no non-cash operating items within the cash flow statement however separate disclosure of non-cash operating items is required. The adoption of the statement did not have a significant impact on the financial statements of the Company.

2. RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates. Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties. The following is a summary of significant transactions with affiliates.

The Company did not receive any cash dividends as of December 31, 2017. The Company received cash dividends of $75,000,000, and $50,000,000 from SLDE, a wholly-owned subsidiary during the years ended December 31, 2016, and 2015 respectively.

On December 14, 2017 and December 28, 2016, after receiving regulatory approval, the Company paid an extraordinary dividend of $25,000,000 and $75,000,0000 respectively to Life Holdco, its sole shareholder. The Company did not pay an extraordinary dividend in 2015.

Reinsurance Agreements

The Company has a reinsurance agreement with Sun Life Assurance Company of Canada ("SLOC"), under which SLOC ceded to the Company 100% of the risks associated with certain universal life policies issued by SLOC's United States Branch between January 1, 2000 and February 28, 2006 on a 100% funds withheld coinsurance basis. The Company has a retrocession agreement with SLDE, a wholly-owned subsidiary of the Company, under which the Company retroceded 100% of the liabilities assumed pursuant to the reinsurance agreement with SLOC. See additional disclosure in Note 4.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
2. RELATED PARTY TRANSACTIONS (CONTINUED)

Reinsurance Agreements (Continued)

Under the terms of the reinsurance and retrocession agreements, the Company maintains a funds withheld receivable from SLOC and a retrocession funds withheld payable to SLDE in an amount equal to the funds withheld coinsurance reserve. The retrocession funds withheld account balance is adjusted to equal the receivable from SLOC as the funds withheld account is increased or decreased. These transactions do not result in a net impact to the surplus of the Company. See additional disclosures in Note 4.

On September 30, 2017, SLOC recaptured a reinsurance agreement with an external reinsurer. As a result of that recapture, the Company received $18,478,261 of the recapture fee and then retroceded that amount to SLDE. For the Company, the transaction had no impact on net income.

Effective December 1, 2015, SLOC recaptured a block of single life female policies ceded under a reinsurance agreement with Security Life of Denver Insurance Company. A significant portion of the business recaptured by SLOC was ceded to the Company through an existing 100% coinsurance with funds withheld agreement, which the Company simultaneously retroceded to a wholly-owned subsidiary, SLDE.

Administrative Services Agreement and Other

The Company has an administrative services agreement with its affiliate, SLOC, under which SLOC provides general administrative services. The services provided include personnel, facilities, actuarial, legal and other administrative services on a cost reimbursement basis.

The Company is party to an investment advisory agreement with its affiliate, Sun Life Institutional Investments (U.S.) LLC ("SLII LLC"), under which SLII LLC acts as investment manager for certain of the Company's portfolios.

A principal underwriter's agreement between the Company and Sun Life Financial Distributors, Inc., whereby Sun Life Financial Distributors, Inc. provides underwriting and distribution services in connection with certain single premium variable life policies (Variable Life Separate Account) issued by the Company.

The Company had $139,584 and $76,340 due to related parties at December 31, 2017 and 2016, respectively, under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis. The Company had no amounts due from related parties under such agreements at December 31, 2017 and 2016.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
3. INVESTMENTS

Debt Securities

The statement value and fair value of the Company's debt securities were as follows:

The statement value and estimated fair value by maturity periods for debt securities, other than ABS and MBS are shown below. Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

Proceeds from sales and maturities of investments in debt securities during the years ended December 31, 2017, 2016, and 2015 were $58,438,381, $44,127,534, and $42,177,164 respectively; gross realized gains were $877,072, $1,166,666, and $1,192,878 respectively; and gross realized losses were $223,717, $587,887, and $333,872 respectively.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
3.	INVESTMENTS (CONTINUED)

Debt Securities (Continued)

Debt securities included above with a statement value of approximately $2,534,624 and $2,562,528 as of December 31, 2017 and 2016, respectively, were on deposit with governmental authorities as required by law. Debt securities on deposit with governmental authorities represented 0.1% of total admitted general assets as of December 31, 2017 and 2016, respectively.

Investment grade debt securities, which are those rated by the NAIC as either 1 or 2, were 99.4% and 99.5% of the Company's total debt securities based on statement value, as of December 31, 2017 and 2016, respectively. Exposure to any single issuer is less than 10% of net admitted assets.

The Company recognizes and measures other-than-temporary impairments ("OTTI") for structured securities in accordance with SSAP No. 43R, Loan-Backed and Structured Securities ("SSAP No. 43R"). In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information such as delinquency rates and loan-to-value ratios.

If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
3. INVESTMENTS (CONTINUED)

Debt Securities (Continued)

The Company has a Credit Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Credit Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a designation downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer's ability to meet current and future interest and principal payments, an evaluation of the issuer's financial position and its near term recovery prospects, difficulties being experienced by an issuer's parent or affiliate, and management's assessment of the outlook for the issuer's sector. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company's following credit lists:

"Monitor List"- Management has concluded that the Company's amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. No OTTI charge is recorded in the Company's Statements of Operations for unrealized losses on securities related to these issuers.

"Watch List"- Management has concluded that the Company's amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter. A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months. No OTTI charge is recorded in the Company's Statements of Operations for unrealized losses on securities related to these issuers.

"Impaired List"- Management has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company's Statements of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. The Company incurred write-downs of debt securities, including those subject to SSAP No. 43R, totaling $0, $0 and $7,676 for the years ended December 31, 2017, 2016, and 2015 respectively.  No OTTI was related to sub-prime or Alternative-A ("Alt-A") loans.

There was no OTTI recorded on debt securities pursuant to SSAP No. 43R held as of December 31, 2017 and 2016. The following presents details on OTTI recorded on debt securities pursuant to SSAP No. 43R held as of December 31, 2015.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
3. INVESTMENTS (CONTINUED)

Debt Securities (Continued)

There are inherent risks and uncertainties in management's evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer's financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management's evaluation of securities for OTTI.

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2017 are as follows:

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
3. INVESTMENTS (CONTINUED)

Debt Securities (Continued)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2016 are as follows:

Investment Gains And Losses

Realized capital gains and losses on debt securities, which relate to changes in levels of interest rates, are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from sales of the remaining investments are reported, net of tax, on the Statement of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses, including OTTI, for the years ended December 31, 2017, 2016, and 2015 are shown below.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

3.	INVESTMENT (CONTINUED)

Investment Gains And Losses (Continued)

Changes in unrealized gains and losses from investments carried at fair value are reported as a component of capital and surplus net of deferred income taxes. The change in net unrealized capital gains during the years ended December 31, 2017, 2016 and 2015 was $0, $75,000,000, and $50,000,000, respectively, and was associated with the changes in the statutory equity value of the Company's investment in its wholly-owned subsidiary, SLDE.

There was no deferred tax expense netted in unrealized capital gains above during the years ended December 31, 2017, 2016, and 2015.

Net Investment Income

Net investment income consisted of:

The Company's policy is to exclude all investment income due and accrued with amounts that are over 90 days past due or where the collection of income is uncertain. The Company did not exclude any investment income due and accrued from surplus at December 31, 2017 and 2016.

4. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of specified individual variable life insurance contracts of the Company. Under this agreement, certain individual life mortality benefits are reinsured on a monthly-renewable term basis. The agreement provides that the unrelated company will reinsure amounts above the lesser of Company's retention of 50% of the amount issued or $50,000.

See Note 2 for disclosure regarding the reinsurance and retrocession agreements with related parties.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
4. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

The following schedule reflects related party reinsurance information recorded in the Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

5. RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

Policy and contract reserves are computed and developed as described in Note 1.

The Company does not have in-force any recurring premium life insurance business. Surrender values are not promised in excess of reserves as legally computed. The Company did not have any substandard policies as of December 31, 2017 and 2016.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
5. RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS (CONTINUED)

As of December 31, 2017 and 2016, the Company had $3,546,606,407 and $3,097,620,463, respectively, of insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. This amount is the direct amount of insurance in force of $9,162,985,648 and $9,462,860,669, respectively on the applicable policies as reported by the direct writer, SLOC, reduced by the amount ceded by SLOC for its yearly renewable term reinsurance agreements with other companies. Deficiency reserves held by the Company to cover the above insurance totaled $487,386,277 and $509,658,295 as of December 31, 2017 and 2016, respectively. All of this insurance is assumed then ceded 100% to an affiliate.

The Tabular Interest and the Tabular Cost have been determined from basic policy data for reserving while the Tabular Less Actual Reserves Released was determined by formula, as described in the NAIC instructions. For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Other than the normal update of reserves, there were no significant reserve changes during the years ended December 31, 2017 and 2016.

6. WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
7. SEPARATE ACCOUNTS
The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in variable separate accounts include individual variable life insurance contracts. The assets of this account are carried at fair value and the investment risk of such securities is retained by the contractholder. These variable products provide minimum death benefits. The minimum guaranteed benefit reserves associated with the unitized separate account are reported in Aggregate reserve for life contracts in the Company's Statements of Admitted Assets, Liabilities, Capital Stock and Surplus.
The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these variable contracts. Investment income and changes in mutual fund asset values on variable separate accounts are allocated to policyholders and therefore are not reflected in the Statements of Operations of the general account.
The Company summarized the reported assets and liabilities from these product lines/transactions into the Independence Variable Life Separate Account.
The variable separate account assets are legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of legally insulated is supported by section 2932 of the Delaware Insurance Code.
The Company maintained separate account assets totaling $41,058,072 and $36,087,877, of which all were assets legally insulated from the general account, as of December 31, 2017 and 2016, respectively.
Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the general account Statement of Operations as a component of Net transfers from Separate Accounts. The variable separate accounts are non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risks and rewards. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.
The Company had $473,650 and $575,382 of reserves for minimum death benefit guarantees as of December 31, 2017 and 2016, respectively.
The general account of the Company had a maximum guarantee for separate account liabilities of $33,134,463 and $32,328,848 as of December 31, 2017 and 2016, respectively.
To compensate the general account for the risk taken, the separate account paid risk charges of $844,113, $827,579, and $914,405 during the years ended December 31, 2017, 2016, and 2015, respectively.
The Company paid expenses related to the GMDB reserve held in the general account of $549,469, $447,408, and $936,661 for the years ended December 31, 2017, 2016, and 2015, respectively.
The Company does not engage in securities lending transactions within the Separate Account.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
7. SEPARATE ACCOUNTS (CONTINUED)

Below is the reconciliation of Net transfers to/(from) Separate Accounts:

An analysis of the Separate Accounts of the Company as of December 31, 2017 and 2016 is as follows:

8.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements" ("SSAP 100"). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
8.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The levels of the fair value hierarchy are as follows:

Level 1

Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company has the ability to access. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities   and investments in publicly-traded mutual funds with quoted market prices.

Level 2

Observable inputs other than Level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the government, municipal bonds, structured notes and certain ABS including collateralized debt obligations, RMBS, CMBS, certain corporate debt, and certain private equity investments.

Level 3

Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

8.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Level 3 (Continued)

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments and certain mutual fund holdings.

There have been no significant changes made in valuation techniques during 2017 and 2016.

The Company's assets by classification reported at fair value as of December 31, 2017 are as follows:

The Company's assets by classification reported at fair value as of December 31, 2016 are as follows:

(a) Separate Accounts assets include invested assets carried at fair value. There was no investment income receivable at December 31, 2017 and 2016.

The Company transfers assets into or out of levels at the fair value as of the beginning of the reporting period. Transfers made are the result of changes in the level of observability of inputs used to price assets as well as changes in NAIC designations. No transfers between levels 1 and 2 occurred during the years ended December 31, 2017 and 2016.

There are no assets or liabilities carried at fair value categorized as Level 3 and no transfers to/from assets or liabilities categorized as Level 3 for the years ended December 31, 2017 and 2016.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

8.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following table presents the carrying amounts and estimated fair values by fair value hierarchy of the Company's financial instruments as of December 31, 2017:

The following table presents the carrying amounts and estimated fair values by fair value hierarchy of the Company's financial instruments as of December 31, 2016:

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Debt securities – The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models. Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

8.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Debt securities (continued) – Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics. A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

The Company's ability to liquidate positions in privately-placed fixed maturity securities could be impacted to a significant degree by the lack of an actively traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

Cash, cash equivalents and short-term investments – Cash on hand and cash equivalents, which are comprised of cash sweep investments, are classified as Level 1. Short-term investments are comprised of U.S. Treasury securities that have quoted prices in an active market and are categorized as Level 1.

Contract loans – Contract loans are carried at their unpaid principal balances. The fair value of contract loans, for disclosure purposes, is approximated by their carrying value, as policy loans are fully secured by policy values on which the loans are made.

Separate Accounts assets – Separate Account assets reported as Level 1 in the fair value hierarchy are mostly comprised of common stocks and actively traded open-end mutual funds with a daily net asset value ("NAV"). The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third party asset managers.

Contractholder deposit funds – The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (universal life, annuities and certain pension contracts and institutional contracts) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

9. STATUTORY INVESTMENT VALUATION RESERVES
The AVR provides a reserve for credit-related losses from investments in debt securities with related increases or decreases being recorded directly to surplus.
Realized capital gains and losses on debt securities which relate to changes in levels of interest rates are charged or credited to the IMR and amortized into income over the remaining contractual life of the security sold.
The table shown below presents changes in the AVR and IMR:

10.	FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. Therefore, the Company has not recorded a valuation allowance as of December 31, 2017 and 2016.

U.S. tax reform legislation was signed into law on December 22, 2017 and took effect on January 1, 2018. The legislation includes a permanent reduction to the federal corporate income tax rate from 35% to 21% for tax years beginning after 2017. The gross deferred tax assets and liabilities at December 31, 2017 are revalued at the tax rate of 21% with a corresponding net tax expense recorded through change in net deferred income tax in surplus. The Company has completed its initial evaluation of the impacts of U.S. tax reform and has recorded a provisional deferred tax expense of $615,420 due to the remeasurement of deferred tax assets and liabilities. While the Company was able to make a reasonable estimate of the impact of the reduction in corporate rate, it may be affected by other analyses related to U.S. tax reform.  In addition, the legislation contains changes to the amount of reserves that are tax deductible for 2018 and subsequent years and eliminates a life insurer's ability to carry losses back to prior years to recover taxes previously paid. These changes impact the deferred tax admission calculations for 2017. The difference between the tax reserves as of December 31, 2017 and the remeasured tax reserves is included in taxable income over an eight-year period. The Company is continuing to gather additional information to more precisely compute the amount of the tax reserves computed under the provisions of the U.S. Tax Reform.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

10.	FEDERAL INCOME TAXES (CONTINUED)

The following table provides the components of the Company's deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs") as of December 31, 2017 and 2016.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

10.	FEDERAL INCOME TAXES (CONTINUED)

The following table provides component amounts of the Company's net admitted DTA calculation by tax character. The components of the admission calculation were performed under paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c of SSAP No. 101 and the risk-based capital level used to determine the recovery period and threshold limitation amount for the years ended December 31, 2017 and 2016.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

10.	FEDERAL INCOME TAXES (CONTINUED)

The following table provides the impact of tax planning strategies, if used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs.

The Company's tax planning strategy includes the use of reinsurance-related strategies.

Current income taxes incurred consist of the following major components:

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015
10.	FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax assets and deferred tax liabilities as of December 31, 2017 and 2016 are as follows:

The change in net deferred income taxes during years ended December 31, 2017, 2016, and 2015 is comprised of the following:

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

10.	FEDERAL INCOME TAXES (CONTINUED)

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income taxes. The significant items causing this difference for the years ended December 31, 2017, 2016 and 2015 are as follows:

At December 31, 2017, 2016 and 2015 respectively, the Company has no net operating losses carryforwards and no capital loss carryforwards.

The following income tax expenses were incurred in the current and prior years. Due to tax reform, future losses incurred are not allowed to be carried back to recoup taxes paid in prior years.

The Company has filed its federal tax return as a part of a consolidated group return. The Internal Revenue Service ("IRS") completed the consolidated group's tax returns for the 2010 to 2013 tax years with no material findings.

The Company will file a consolidated federal income tax return with SLC - U.S. Ops Holdings for the year ended December 31, 2017, as the Company did for the year ended December 31, 2016. See further details below. The Company has written agreement approved by the Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group. Intercompany tax balances are settled on a quarterly basis, with a final true up after filing of the federal income tax return, as prescribed by the terms of the tax sharing agreement.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

10.	FEDERAL INCOME TAXES (CONTINUED)

The Company will file a consolidated federal income tax return for 2017 including the following companies:

11.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company's ability to pay dividends is subject to certain statutory restrictions. The State of Delaware has enacted laws governing the payment of dividends to stockholders by domestic insurers.
Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Delaware Commissioner of Insurance is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the Company's statutory net gain from operations for the preceding calendar year, not including realized capital gains. Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.

On December 14, 2017 and December 28, 2016, after receiving approval from the Department, the Company paid an extraordinary dividend from gross paid in and contributed surplus of $25,000,000 and $75,000,000, respectively, to Life Holdco, its sole shareholder. No dividends were paid to the Company's shareholder during the year ended December 31, 2015.
The portion of unassigned funds (surplus) represented or (reduced) by each of the following items at December 31, 2017, 2016, and 2015 was as follows:

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

12. RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under NAIC SAP, taking into account the risk characteristics of its investments and products. The Company has met the minimum RBC requirements at December 31, 2017 and 2016.

13.	COMMITMENTS AND CONTINGENT LIABILITIES

Regulatory and industry developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation, Income Taxes and Other Matters

The Company is sometimes party to threatened or pending legal proceedings, including ordinary routine litigation incidental to the business, both as a defendant and as a plaintiff. While it is not possible to predict the resolution of these proceedings, management believes, based upon currently available information, that the ultimate resolution of these matters will not be materially adverse to the Company's financial position, results of operations or cash flows.

Indemnities

In the normal course of its business, the Company enters into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable; therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company has no direct leases for facilities and equipment. Total rental expenses allocated to the Company were $15,448, $14,307, and $8,253 for the years ended December 31, 2017, 2016, and 2015 respectively.

INDEPENDENCE LIFE AND ANNUITY COMPANY
 (A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017 AND 2016 AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016, AND 2015

14.	SUBSEQUENT EVENTS

Subsequent events were evaluated from the balance sheet date through the date of issuance of the audited statutory-basis financial statements, which were made available on April 27, 2018. No events were identified subsequent to December 31, 2017 that would have a material effect on the financial condition of the Company.

*****

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
Registration Statement on Form S‑6
Cross‑Reference Sheet

Form N‑8B‑2
Item No.	Caption in Prospectus
1	Cover Page
2	Cover Page
3	Inapplicable
4	Distribution Agreements and Other Contractual Arrangements
5	How is Keyport America Regulated?
6	The Variable Account
9	Legal Proceedings
10(a)	Other Policy Features
10(b)	Principal Policy Features
10(c),(d),(e)	Death Benefit, Cash Value of the Policy; Exchange of Policy During First 24 Months; Default and Lapse Options; Is there a short‑term cancellation right or "Free Look"?; Transfer Option; Premiums
10(f),(g),(h)	Voting Rights; Rights Reserved by Keyport America
10(i)	Limits to Keyport America's Right to Challenge the Policy; Payment of Proceeds
11	The Variable Account
12	Who are Keyport America and Keyport?; What are the Sub‑Accounts of the Variable Account?; Distribution Agreements and other Contractual Agreements
13
Illustrations of Death Benefits and Cash Values; Charges Deducted from the Premium; Charges Against the Eligible Funds; Distribution Agreements and Other Contractual Arrangements; Charge for Insurance Company's Income Taxes; Appendix A

14	Investment Base; Distribution and Service Agreements
15	Premiums; Additional Premium Payments to Increase the Guaranteed Minimum Death Benefit
16	Investments of the Variable Account
17	Captions referenced under Items 10(c),(d) and (e) above
18	The Variable Account; Net Investment Performance
19	Reports; Distribution Agreements and Other Contractual Arrangements
20	Inapplicable
21	Loan Provision
22	Inapplicable
23	Distribution Agreements and Other Contractual Arrangements
24	Inapplicable
25	Who are Keyport America and Keyport?
26	Inapplicable
27	Who are Keyport America and Keyport?
28	Management
29	Who are Keyport America and Keyport?
30	Inapplicable
31	Inapplicable
32	Inapplicable
33	Inapplicable
34	Inapplicable
35	Who are Keyport America and Keyport?
36	Inapplicable
37	Inapplicable
38	Distribution Agreements and Other Contractual Arrangements
39	Distribution Agreements and Other Contractual Arrangements
40	Inapplicable
41(a)	Distribution Agreements and Other Contractual Arrangements
42	Inapplicable
43	Inapplicable
44(a)	Investments of the Variable Account; Investment Base
44(b)	Charges and Expenses; Appendix B; Appendix C
45	Inapplicable
46	Investments of the Variable Account; Captions referenced under Items 10(c),(d) and (e) above; Appendix B; Appendix C
47	Inapplicable
48	Inapplicable
49	Inapplicable
50	Inapplicable
51
Cover Page; Death Benefit; Charges Deducted from the Premium; Charges Against the Eligible Funds; Exchange of Policy During First 24 Months; Payment Options; Other Policy Features; Premiums; Distribution Agreements and Other Contractual Arrangements

52	Rights Reserved by Keyport America
53	Tax Considerations
54	Inapplicable
55	Inapplicable
59	Financial Statements

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

The prospectus consisting of 77 pages incorporated by reference to Amendment 11 to Form S-6, filed April 28, 1995 (File No. 002-96605).

The undertakings and representations incorporated by reference to Amendment 12 to Form S-6, filed July 28, 1997 (File No. 002-96605).

The signatures.

The following exhibits:

A.	(1) June 29, 1984 Resolution of the Board of Directors of Independence Life and Annuity Company incorporated by reference to Amendment to Form S-6, filed on April 30, 1987 (File No. 002-96605).
(2) Not applicable.
(3) Principal Underwriters Agreement.
(4) Not applicable.
(5)
Specimen of Variable Life Insurance Policy, including Application incorporated by reference to Amendment to Form S-6, filed June 27, 1985 (File No. 002-96605).  Specimen of Variable Life Insurance Riders incorporated by reference to Amendment to Form S-6, filed March 22, 1988 (File No. 002-96605). Specimen of Single Premium Variable Life Policy Amendment incorporated by reference to Amendment to Form S-6, filed on April 10, 1990 (File No. 002-96605).

(6)
Certificate of Incorporation and By‑Laws incorporated by reference to Amendment to Form S-6, filed April 30, 1987 (File No. 2-96605).  Restated Articles of Re-domestication incorporated by reference to Amendment to Form S-6, filed April 10, 1990 (File No. 2-96605). Restated Articles of Re-domestication and By-Laws are incorporated by reference to Amendment to Form S-6, filed on April 28, 1995 (File No. 2-96605).

(7) Not Applicable.
(8) Not Applicable.
(9)
Memorandum Describing Independence Life and Annuity Company's Insurance, Transfer and Redemption Procedures incorporated by reference to Amendment to Form S-6, filed on March 22, 1988 (File No. 002-96605).

(10) Not applicable.
(11) Not applicable.
2.	Opinion of Attorney as to the legality of the securities being registered.
3.	Opinion of Actuary is incorporated by reference to Amendment to Form S-6, filed on December 12, 1989 (File No. 002-96605).
4.	Powers of Attorney.
5.	Board Resolution authorizing use of Powers of Attorney is incorporated by reference to Amendment 13 to Form S-6, filed on May 1, 2014 (File No. 002-96605).
6.	Auditor Opinion.
7.	Representation of Counsel pursuant to Rule 485(b).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, Independence Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, in the town of Wellesley Hills, Massachusetts, on the 10th day of July, 2018.

INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

INDEPENDENCE LIFE AND ANNUITY COMPANY
(Depositor)

By: /s/ Michael F. Conwill* Michael F. Conwill President

*By: /s/ Susan J. Lazzo Susan J. Lazzo Assistant Vice President & Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Independence Life and Annuity Company, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Michael F. Conwill*	President and Director	July 10, 2018
Michael F. Conwill	(Principal Executive Officer)

/s/ Neil L. Haynes*	Senior Vice President, Chief Financial Officer, Treasurer and Director	July 10, 2018
Neil L. Haynes	(Principal Financial Officer)

*By: /s/ Susan J. Lazzo	Attorney-in-Fact for:	July 10, 2018
Susan J. Lazzo

Scott M. Davis, Director

*Susan J. Lazzo has signed this document on the indicated date on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures.  Powers of attorney are included as Exhibit 4.

EXHIBIT LIST

A.(3)	Principal Underwriter Agreement between Independence Life and Annuity Company and Sun Life Institutional Distributors (U.S.) LLC

2	Opinion of Attorney

4	Powers of Attorney

6(i) 6(ii)	Consent of Independent Registered Public Accounting Firm Consent of Independent Auditors
7	Representation of Counsel Pursuant to Rule 485(b)